Securities	9 Months Ended
Jul. 31, 2021
Text block [abstract]
Securities
Note 5.    Securities
Securities

$ millions, as at	2021 Jul. 31	2020 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$50,980	$53,968
Equity securities designated at FVOCI	779	585
Securities measured at amortized cost (1)	33,665	31,800
Securities mandatorily measured and designated at FVTPL	72,054	62,693
	$157,478	$149,046
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2020: nil).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at				2021 Jul. 31				2020 Oct. 31
	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost (1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$8,769	$28	$–	$8,797	$11,379	$32	$(2)	$11,409
Other Canadian governments	14,026	151	–	14,177	15,187	128	–	15,315
U.S. Treasury and agencies	12,112	38	(2)	12,148	12,533	63	–	12,596
Other foreign governments	6,242	35	(6)	6,271	5,825	38	(2)	5,861
Mortgage-backed securities	1,649	35	–	1,684	2,320	49	(1)	2,368
Asset-backed securities	552	–	(1)	551	197	–	(2)	195
Corporate debt	7,333	21	(2)	7,352	6,194	31	(1)	6,224
	50,683	308	(11)	50,980	53,635	341	(8)	53,968
Corporate public equity (2)	69	39	–	108	30	15	(3)	42
Corporate private equity	633	76	(38)	671	546	43	(46)	543
	702	115	(38)	779	576	58	(49)	585
	$51,385	$423	$ (49)	$51,759	$54,211	$399	$ (57)	$54,553
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $21 million (October 31, 2020: $22 million).
(2)	Includes restricted stock.
The fair value of equity securities designated at FVOCI that were disposed of during the three months ended July 31, 2021 was $17 million (nil and nil for the three months ended April 30, 2021 and July 31, 2020, respectively) and $24 million for the nine months ended July 31, 2021 (July 31, 2020: nil).
Net realized cumulative after-tax gains resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI of $14 million were reclassified from AOCI to retained earnings for the three months ended July 31, 2021 ($1 million and nil for the three months ended April 30, 2021 and July 31, 2020, respectively) and $18 million for the nine months ended July 31, 2021 (July 31, 2020: $31 million).
Dividend income recognized on equity securities designated at FVOCI that were still held as at July 31, 2021 was $1 million ($1 million and $1 million for the three months ended April 30, 2021 and July 31, 2020, respectively) and $3 million for the nine months ended July 31, 2021 (July 31, 2020: $6 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at July 31, 2021 was nil (nil and nil for the three months ended April 30, 2021 and July 31, 2020, respectively) and nil for the nine months ended July 31, 2021 (July 31, 2020: nil).
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2021	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$14	$4	$–		$18
	Provision for (reversal of) credit losses (1)	2	–	–		2
	Write-offs	–	–	–		–
	Foreign exchange and other	1	–	–		1
	Balance at end of period	$17	$4	$–		$21
2021	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$17	$3	$–		$20
	Provision for (reversal of) credit losses (1)	(2)	1	–		(1)
	Write-offs	–	–	–		–
	Foreign exchange and other	(1)	–	–		(1)
	Balance at end of period	$14	$4	$–		$18
2020	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$19	$6	$7		$32
	Provision for (reversal of) credit losses (1)(2)	1	(1)	1		1
	Write-offs	–	–	–		–
	Foreign exchange and other	(1)	–	(8	) (3)	(9)
	Balance at end of period	$19	$5	$–		$24
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $1 million for the three months ended July 31, 2020 for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

(3)
Includes ECL of $8 million relating to Barbados U.S. dollar denominated securities that were derecognized in the third quarter of 2020 as a result of a U.S. dollar denominated debt restructuring agreement completed with the Government of Barbados.

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the nine months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired		Total
2021	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$18	$4	$–		$22
	Provision for (reversal of) credit losses (1)	(1)	–	–		(1)
	Write-offs	–	–	–		–
	Foreign exchange and other	–	–	–		–
	Balance at end of period	$17	$4	$–		$21
2020	Debt securities measured at FVOCI
Jul. 31	Balance at beginning of period	$14	$3	$6		$23
	Provision for (reversal of) credit losses (1)(2)	5	3	1		9
	Write-offs	–	–	–		–
	Foreign exchange and other	–	(1)	(7	) (3)	(8)
	Balance at end of period	$19	$5	$–		$24
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(2)
Excludes stage 3 provisions for credit loss of $14 million for the nine months ended July 31, 2020 for originated credit-impaired amortized cost securities that are recognized in the gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.

(3)
Includes ECL of $8 million relating to Barbados U.S. dollar denominated securities that were derecognized in the third quarter of 2020 as a result of a U.S. dollar denominated debt restructuring agreement completed with the Government of Barbados.